Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income	$ 11,957,287	$ 9,380,768	$ 7,652,473
Adjusted to reconcile net income to cash provided by operating activities
Depreciation and amortization	865,426	167,876	20,882
Deferred tax (benefits) expenses	(312,780)	(201,638)	165,321
Investment losses	1,087	23,799	20,194
Bad debt expense	1,514,559	151,246	277
Amortization of right-of-use assets	359,551	328,289
Changes in operating assets and liabilities:
Accounts receivable, net	(8,385,804)	(7,392,412)	(614,666)
Due from related parties	(151,007)	708,988	(302,234)
Operating lease liabilities	(312,900)	(409,739)
Inventories	667,758	(823,817)
Prepaid expenses and other current assets	(447,421)	(1,051,597)	(139,545)
Accounts payable	(79,426)	73,465	25,947
Income taxes payable	2,565,098	1,233,231	674,036
Deferred revenue	(322,534)	(1,554,399)	(2,278,629)
Deferred revenue-related parties			(72,968)
Prepayment for leasehold improvement	(228,457)
Due to related parties		(67,862)	70,382
Accrued expenses and other current liabilities	(852,731)	669,873	542,423
Net cash provided by operating activities	6,837,706	1,236,071	5,763,893
Cash flows from investing activities
Purchase of property and equipment	(1,723,543)	(156,718)	(49,962)
Disposal of property and equipment	392	260
Prepayment for property acquisition		(1,204,094)
Purchase of intangible assets	(2,735,433)	(2,188,061)
Loans to third parties		(82,268)
Purchase of long-term investments	(1,678,514)	(184,098)	(11,334)
Purchase of short-term investments			(302,234)
Redemption of short-term investments		289,918
Net cash used in investing activities	(6,137,098)	(3,525,061)	(363,530)
Cash flows from financing activities
Proceeds from capital contributions by controlling shareholders	119,996		213,518
Proceeds from capital contributions by non-controlling shareholders		238,128	127,129
Net cash provided by financing activities	119,996	238,128	340,647
Effect of foreign exchange rate on cash and cash equivalents	706,302	(168,316)	(513,164)
Net increase (decrease) in cash and cash equivalents	1,526,906	(2,219,178)	5,227,846
Cash and cash equivalents, beginning of year	9,439,106	11,658,284	6,430,438
Cash and cash equivalents, end of year	10,966,012	9,439,106	11,658,284
Supplemental disclosure of cash flow information
Cash paid for income tax	638,180	557,538	312,698
Supplemental non cash transactions
Operating lease right-of-use assets obtained in exchange of operating lease liabilities	64,402	302,416
Inventories obtained in exchange for accounts receivable		2,500,481
Inventories obtained in exchange for deferred revenue	30,851
Long term investment obtained in exchange for accounts receivable	$ 652,401